UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
85	iShares Barclays 20+ Year Treasury Bond Fund	$11,889	0.8
333	iShares MSCI Emerging Markets Index Fund	12,164	0.8
463	iShares Russell 1000 Value Index Fund	49,259	3.5
1,981	Schwab U.S. TIPs	112,224	7.8
88	SPDR S&P MidCap 400 Trust	25,087	1.8

	Total Exchange-Traded Funds
	(Cost $199,888)	210,623	14.7

MUTUAL FUNDS: 73.2%
	Affiliated Investment Companies: 56.5%
4,765	Voya Corporate Leaders ® 100 Fund - Class R6	87,874	6.1
6,386	Voya Floating Rate Fund - Class I	63,030	4.4
7,397	Voya Global Bond Fund - Class R6	75,229	5.3
608	Voya Global Real Estate Fund - Class R6	12,700	0.9
3,270	Voya High Yield Bond Fund - Class R6	26,222	1.8
24,580	Voya Intermediate Bond Fund - Class R6	253,416	17.7
4,268	Voya International Core Fund - Class I	38,971	2.7
3,152	Voya Large Cap Value Fund - Class R6	38,607	2.7
1,766	@ Voya Large-Cap Growth Fund - Class R6	61,920	4.3
807	@ Voya MidCap Opportunities Fund - Class R6	20,025	1.4
1,900	Voya Multi-Manager Mid Cap Value Fund - Class I	20,350	1.4
562	Voya Real Estate Fund - Class R6	12,529	0.9
10,020	Voya Short Term Bond Fund - Class R6	99,199	6.9
		810,072	56.5

	Unaffiliated Investment Companies: 16.7%
3,851	@ Credit Suisse Commodity Return Strategy Fund - Class I	18,407	1.3
14,086	TIAA-CREF Bond Index Fund - Class I	157,206	11.0
1,534	TIAA-CREF International Equity Index Fund - Class I	26,174	1.8
1,517	TIAA-CREF S&P 500 Index Fund - Class I	37,184	2.6
		238,971	16.7

	Total Mutual Funds
	(Cost $1,010,280)	1,049,043	73.2

	Total Investments in Securities (Cost $1,210,168)	$1,259,666	87.9
	Assets in Excess of Other Liabilities	172,908	12.1
	Net Assets	$1,432,574	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,214,759.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$48,213
Gross Unrealized Depreciation	(3,306)
Net Unrealized Appreciation	$44,907

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$210,623	$–	$–	$210,623
Mutual Funds	1,049,043	–	–	1,049,043
Total Investments, at fair value	$1,259,666	$–	$–	$1,259,666

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$81,923	$8,402	$(5,231)	$2,780	$87,874	$-	$448	$-
Voya Floating Rate Fund - Class I	59,057	3,673	(12)	312	63,030	650	-	-
Voya Global Bond Fund - Class R6	69,861	3,599	(13)	1,782	75,229	-	-	-
Voya Global Real Estate Fund - Class R6	11,649	682	(163)	532	12,700	88	5	-
Voya High Yield Bond Fund - Class I	35,336	645	(34,686)	(1,295)	-	369	(3)	-
Voya High Yield Bond Fund - Class R6	-	36,262	(11,732)	1,692	26,222	134	894	-
Voya Intermediate Bond Fund - Class R6	233,688	22,136	(7,246)	4,838	253,416	1,954	258	-
Voya International Core Fund - Class I	34,595	3,634	(7)	749	38,971	-	-	-
Voya Large Cap Value Fund - Class R6	35,087	2,322	(6)	1,204	38,607	190	-	-
Voya Large-Cap Growth Fund - Class R6	59,727	3,479	(2,956)	1,670	61,920	-	146	-
Voya MidCap Opportunities Fund - Class R6	17,889	1,611	(3)	528	20,025	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	17,589	2,035	(3)	729	20,350	-	-	-
Voya Real Estate Fund - Class R6	11,647	664	(475)	693	12,529	70	51	-
Voya Short Term Bond Fund - Class R6	93,746	5,289	(18)	182	99,199	464	-	-
	$761,794	$94,433	$(62,551)	$16,396	$810,072	$3,919	$1,799	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
67	iShares Barclays 20+ Year Treasury Bond Fund	$9,371	0.4
335	iShares MSCI Emerging Markets Index Fund	12,238	0.5
477	iShares Russell 1000 Value Index Fund	50,748	2.1
123	iShares Russell 2000 Value Index Fund	12,835	0.5
1,555	Schwab U.S. TIPs	88,091	3.6
89	SPDR S&P MidCap 400 Trust	25,372	1.0

	Total Exchange-Traded Funds
	(Cost $195,058)	198,655	8.1

MUTUAL FUNDS: 43.8%
	Affiliated Investment Companies: 33.4%
5,492	Voya Corporate Leaders ® 100 Fund - Class R6	101,271	4.2
6,408	Voya Floating Rate Fund - Class I	63,247	2.6
7,412	Voya Global Bond Fund - Class R6	75,381	3.1
602	Voya Global Real Estate Fund - Class R6	12,584	0.5
3,229	Voya High Yield Bond Fund - Class R6	25,895	1.1
14,657	Voya Intermediate Bond Fund - Class R6	151,117	6.2
5,617	Voya International Core Fund - Class I	51,282	2.1
3,118	Voya Large Cap Value Fund - Class R6	38,195	1.6
2,520	@ Voya Large-Cap Growth Fund - Class R6	88,349	3.6
1,274	@ Voya MidCap Opportunities Fund - Class R6	31,603	1.3
4,784	Voya Multi-Manager International Equity Fund - Class I	50,228	2.1
2,983	Voya Multi-Manager Mid Cap Value Fund - Class I	31,950	1.3
560	Voya Real Estate Fund - Class R6	12,484	0.5
6,687	Voya Short Term Bond Fund - Class R6	66,197	2.7
221	@ Voya SmallCap Opportunities Fund - Class R6	12,894	0.5
		812,677	33.4

	Unaffiliated Investment Companies: 10.4%
3,904	@ Credit Suisse Commodity Return Strategy Fund - Class I	18,660	0.8
8,478	TIAA-CREF Bond Index Fund - Class I	94,609	3.9
2,268	TIAA-CREF International Equity Index Fund - Class I	38,687	1.6
4,118	TIAA-CREF S&P 500 Index Fund - Class I	100,945	4.1
		252,901	10.4

	Total Mutual Funds
	(Cost $1,048,644)	1,065,578	43.8

	Total Investments in Securities (Cost $1,243,702)	$1,264,233	51.9
	Assets in Excess of Other Liabilities	1,173,316	48.1
	Net Assets	$2,437,549	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,251,370.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,545
Gross Unrealized Depreciation	(10,682)
Net Unrealized Appreciation	$12,863

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$198,655	$–	$–	$198,655
Mutual Funds	1,065,578	–	–	1,065,578
Total Investments, at fair value	$1,264,233	$–	$–	$1,264,233

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$52,644	$48,177	$(1,531)	$1,981	$101,271	$-	$133	$-
Voya Floating Rate Fund - Class I	33,252	30,055	(276)	216	63,247	436	(10)	-
Voya Global Bond Fund - Class R6	39,333	35,547	(337)	838	75,381	-	3	-
Voya Global Real Estate Fund - Class R6	6,557	5,974	(147)	200	12,584	50	5	-
Voya High Yield Bond Fund - Class I	19,897	927	(21,817)	993	-	210	(10)	-
Voya High Yield Bond Fund - Class R6	-	38,808	(13,120)	207	25,895	117	(382)	-
Voya Intermediate Bond Fund - Class R6	79,262	71,881	(1,612)	1,586	151,117	787	75	-
Voya International Core Fund - Class I	25,927	24,983	(103)	475	51,282	-	(17)	-
Voya Large Cap Value Fund - Class R6	19,757	41,579	(23,571)	430	38,195	107	462	-
Voya Large-Cap Growth Fund - Class R6	47,094	41,598	(1,259)	916	88,349	-	289	-
Voya MidCap Opportunities Fund - Class R6	16,786	20,720	(6,499)	596	31,603	-	(39)	-
Voya Multi-Manager International Equity Fund - Class I	26,308	24,855	(1,309)	374	50,228	-	34	-
Voya Multi-Manager Mid Cap Value Fund - Class I	16,506	21,117	(7,606)	1,933	31,950	-	(1,040)	-
Voya Real Estate Fund - Class R6	6,556	5,964	(303)	267	12,484	39	52	-
Voya Short Term Bond Fund - Class R6	39,587	35,764	(9,237)	83	66,197	216	(59)	-
Voya SmallCap Opportunities Fund - Class R6	6,742	11,849	(5,744)	47	12,894	-	587	-
	$436,208	$459,798	$(94,471)	$11,142	$812,677	$1,962	$83	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
119	iShares Barclays 20+ Year Treasury Bond Fund	$16,645	0.6
2,407	iShares MSCI Emerging Markets Index Fund	87,928	3.0
833	iShares Russell 1000 Value Index Fund	88,623	3.0
318	iShares Russell 2000 Value Index Fund	33,183	1.1
155	SPDR S&P MidCap 400 Trust	44,187	1.5

	Total Exchange-Traded Funds
	(Cost $263,683)	270,566	9.2

MUTUAL FUNDS: 66.3%
	Affiliated Investment Companies: 53.1%
10,830	Voya Corporate Leaders ® 100 Fund - Class R6	199,698	6.8
11,297	Voya Floating Rate Fund - Class I	111,505	3.8
13,087	Voya Global Bond Fund - Class R6	133,091	4.5
1,065	Voya Global Real Estate Fund - Class R6	22,257	0.8
5,556	Voya High Yield Bond Fund - Class R6	44,562	1.5
26,971	Voya Intermediate Bond Fund - Class R6	278,065	9.5
12,131	Voya International Core Fund - Class I	110,758	3.8
6,337	Voya Large Cap Value Fund - Class R6	77,624	2.6
4,748	@ Voya Large-Cap Growth Fund - Class R6	166,451	5.7
3,132	@ Voya MidCap Opportunities Fund - Class R6	77,693	2.6
10,562	Voya Multi-Manager International Equity Fund - Class I	110,904	3.8
7,234	Voya Multi-Manager Mid Cap Value Fund - Class I	77,474	2.6
998	Voya Real Estate Fund - Class R6	22,264	0.8
9,552	Voya Short Term Bond Fund - Class R6	94,562	3.2
568	@ Voya SmallCap Opportunities Fund - Class R6	33,158	1.1
		1,560,066	53.1

	Unaffiliated Investment Companies: 13.2%
6,920	@ Credit Suisse Commodity Return Strategy Fund - Class I	33,077	1.1
7,976	TIAA-CREF Bond Index Fund - Class I	89,011	3.0
5,207	TIAA-CREF International Equity Index Fund - Class I	88,835	3.0
7,239	TIAA-CREF S&P 500 Index Fund - Class I	177,421	6.1
		388,344	13.2

	Total Mutual Funds
	(Cost $1,911,654)	1,948,410	66.3

	Total Investments in Securities (Cost $2,175,337)	$2,218,976	75.5
	Assets in Excess of Other Liabilities	720,586	24.5
	Net Assets	$2,939,562	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $2,176,791.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,753
Gross Unrealized Depreciation	(1,568)
Net Unrealized Appreciation	$42,185

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$270,566	$–	$–	$270,566
Mutual Funds	1,948,410	–	–	1,948,410
Total Investments, at fair value	$2,218,976	$–	$–	$2,218,976

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$98,208	$100,031	$(2,133)	$3,592	$199,698	$-	$167	$-
Voya Floating Rate Fund - Class I	55,110	56,938	(909)	366	111,505	668	(26)	-
Voya Global Bond Fund - Class R6	65,189	67,546	(1,008)	1,364	133,091	-	82	-
Voya Global Real Estate Fund - Class R6	10,867	11,310	(329)	409	22,257	82	10	-
Voya High Yield Bond Fund - Class I	32,978	1,028	(32,723)	(1,283)	-	344	22	-
Voya High Yield Bond Fund - Class R6	-	59,235	(15,938)	1,265	44,562	162	1,243	-
Voya Intermediate Bond Fund - Class R6	136,775	149,748	(10,905)	2,447	278,065	1,259	401	-
Voya International Core Fund - Class I	53,867	57,315	(1,324)	900	110,758	-	1	-
Voya Large Cap Value Fund - Class R6	38,306	82,759	(42,612)	(829)	77,624	206	2,248	-
Voya Large-Cap Growth Fund - Class R6	83,628	83,273	(1,792)	1,342	166,451	-	882	-
Voya MidCap Opportunities Fund - Class R6	38,949	38,524	(862)	1,082	77,693	-	58	-
Voya Multi-Manager International Equity Fund - Class I	54,373	68,249	(12,215)	497	110,904	-	339	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,301	50,262	(11,755)	666	77,474	-	1,026	-
Voya Real Estate Fund - Class R6	10,866	11,458	(611)	551	22,264	65	65	-
Voya Short Term Bond Fund - Class R6	54,674	55,308	(15,439)	19	94,562	274	59	-
Voya SmallCap Opportunities Fund - Class R6	16,849	33,021	(16,385)	(327)	33,158	-	1,625	-
	$788,940	$926,005	$(166,940)	$12,061	$1,560,066	$3,060	$8,202	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
170	iShares Barclays 20+ Year Treasury Bond Fund	$23,778	0.9
1,101	iShares MSCI Emerging Markets Index Fund	40,220	1.5
1,112	iShares Russell 1000 Value Index Fund	118,305	4.4
194	iShares Russell 2000 Value Index Fund	20,244	0.8
95	SPDR S&P MidCap 400 Trust	27,083	1.0

	Total Exchange-Traded Funds
	(Cost $217,382)	229,630	8.6

MUTUAL FUNDS: 41.9%
	Affiliated Investment Companies: 31.0%
7,707	Voya Corporate Leaders ® 100 Fund - Class R6	142,120	5.2
6,898	Voya Floating Rate Fund - Class I	68,080	2.5
974	Voya Global Real Estate Fund - Class R6	20,365	0.8
3,394	Voya High Yield Bond Fund - Class R6	27,221	1.0
11,195	Voya Intermediate Bond Fund - Class R6	115,426	4.3
7,400	Voya International Core Fund - Class I	67,563	2.5
3,379	@ Voya Large-Cap Growth Fund - Class R6	118,459	4.4
1,910	@ Voya MidCap Opportunities Fund - Class R6	47,393	1.8
2,719	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,998	1.0
6,443	Voya Multi-Manager International Equity Fund - Class I	67,656	2.5
4,414	Voya Multi-Manager Mid Cap Value Fund - Class I	47,271	1.8
913	Voya Real Estate Fund - Class R6	20,372	0.8
4,457	Voya Short Term Bond Fund - Class R6	44,129	1.6
347	@ Voya SmallCap Opportunities Fund - Class R6	20,245	0.8
		833,298	31.0

	Unaffiliated Investment Companies: 10.9%
4,212	@ Credit Suisse Commodity Return Strategy Fund - Class I	20,132	0.8
3,651	TIAA-CREF Bond Index Fund - Class I	40,741	1.5
3,971	TIAA-CREF International Equity Index Fund - Class I	67,747	2.5
6,624	TIAA-CREF S&P 500 Index Fund - Class I	162,350	6.1
		290,970	10.9

	Total Mutual Funds
	(Cost $1,080,744)	1,124,268	41.9

	Total Investments in Securities (Cost $1,298,126)	$1,353,898	50.5
	Assets in Excess of Other Liabilities	1,326,176	49.5
	Net Assets	$2,680,074	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,299,229.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,669
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$54,669

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$229,630	$–	$–	$229,630
Mutual Funds	1,124,268	–	–	1,124,268
Total Investments, at fair value	$1,353,898	$–	$–	$1,353,898

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$114,707	$26,328	$(3,078)	$4,163	$142,120	$-	$261	$-
Voya Floating Rate Fund - Class I	55,149	13,237	(618)	312	68,080	625	(12)	-
Voya Global Real Estate Fund - Class R6	16,217	3,751	(309)	706	20,365	124	23	-
Voya High Yield Bond Fund - Class I	33,001	727	(32,449)	(1,279)	-	344	19	-
Voya High Yield Bond Fund - Class R6	-	38,000	(12,312)	1,533	27,221	136	960	-
Voya Intermediate Bond Fund - Class R6	93,096	22,510	(2,183)	2,003	115,426	798	75	-
Voya International Core Fund - Class I	53,902	13,313	(807)	1,155	67,563	-	6	-
Voya Large-Cap Growth Fund - Class R6	97,634	20,410	(1,574)	1,989	118,459	-	809	-
Voya MidCap Opportunities Fund - Class R6	39,025	9,890	(2,446)	924	47,393	-	183	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,195	9,274	(5,479)	2,008	26,998	-	627	-
Voya Multi-Manager International Equity Fund - Class I	54,357	13,372	(1,103)	1,030	67,656	-	(26)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,370	10,578	(2,999)	1,322	47,271	-	254	-
Voya Real Estate Fund - Class R6	16,476	3,964	(1,003)	935	20,372	98	108	-
Voya Short Term Bond Fund - Class R6	43,771	9,155	(8,854)	57	44,129	200	42	-
Voya SmallCap Opportunities Fund - Class R6	16,831	6,645	(4,066)	835	20,245	-	341	-
	$693,731	$201,154	$(79,280)	$17,693	$833,298	$2,325	$3,670	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.3%
58	iShares Barclays 20+ Year Treasury Bond Fund	$8,112	0.5
942	iShares MSCI Emerging Markets Index Fund	34,411	2.0
802	iShares Russell 1000 Value Index Fund	85,325	5.0
171	iShares Russell 2000 Value Index Fund	17,844	1.0
415	iShares Russell Midcap Growth Index Fund	40,492	2.4
81	SPDR S&P MidCap 400 Trust	23,091	1.4

	Total Exchange-Traded Funds
	(Cost $196,448)	209,275	12.3

MUTUAL FUNDS: 55.7%
	Affiliated Investment Companies: 41.9%
7,585	Voya Corporate Leaders ® 100 Fund - Class R6	139,868	8.2
5,721	Voya Floating Rate Fund - Class I	56,463	3.3
817	Voya Global Real Estate Fund - Class R6	17,082	1.0
2,885	Voya High Yield Bond Fund - Class R6	23,135	1.3
7,097	Voya Intermediate Bond Fund - Class R6	73,165	4.3
8,929	Voya International Core Fund - Class I	81,526	4.8
3,160	@ Voya Large-Cap Growth Fund - Class R6	110,791	6.5
4,956	Voya Multi-Manager Emerging Markets Equity Fund - Class I	49,210	2.9
7,809	Voya Multi-Manager International Equity Fund - Class I	82,000	4.8
3,940	Voya Multi-Manager Mid Cap Value Fund - Class I	42,194	2.5
755	Voya Real Estate Fund - Class R6	16,852	1.0
282	Voya Short Term Bond Fund - Class R6	2,795	0.2
318	@ Voya SmallCap Opportunities Fund - Class R6	18,530	1.1
		713,611	41.9

	Unaffiliated Investment Companies: 13.8%
3,172	@ Credit Suisse Commodity Return Strategy Fund - Class I	15,162	0.9
982	TIAA-CREF Bond Index Fund - Class I	10,956	0.6
3,439	TIAA-CREF International Equity Index Fund - Class I	58,667	3.4
6,155	TIAA-CREF S&P 500 Index Fund - Class I	150,867	8.9
		235,652	13.8

	Total Mutual Funds
	(Cost $900,754)	949,263	55.7

	Total Investments in Securities (Cost $1,097,202)	$1,158,538	68.0
	Assets in Excess of Other Liabilities	545,275	32.0
	Net Assets	$1,703,813	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,098,401.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,487
Gross Unrealized Depreciation	(1,350)
Net Unrealized Appreciation	$60,137

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$209,275	$–	$–	$209,275
Mutual Funds	949,263	–	–	949,263
Total Investments, at fair value	$1,158,538	$–	$–	$1,158,538

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$131,944	$2,862	$-	$5,062	$139,868	$-	$-	$-
Voya Floating Rate Fund - Class I	55,398	1,550	(757)	272	56,463	594	6	-
Voya Global Real Estate Fund - Class R6	16,291	411	(351)	731	17,082	123	26	-
Voya High Yield Bond Fund - Class I	33,111	315	(32,579)	(847)	-	340	17	-
Voya High Yield Bond Fund - Class R6	-	32,620	(10,658)	1,173	23,135	118	831	-
Voya Intermediate Bond Fund - Class R6	71,528	2,020	(1,868)	1,485	73,165	579	64	-
Voya International Core Fund - Class I	76,036	3,951	-	1,539	81,526	-	-	-
Voya Large-Cap Growth Fund - Class R6	106,489	1,826	(471)	2,947	110,791	-	212	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,824	1,346	(16)	5,056	49,210	-	1	-
Voya Multi-Manager International Equity Fund - Class I	76,353	4,337	-	1,310	82,000	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,779	1,897	-	1,518	42,194	-	-	-
Voya Real Estate Fund - Class R6	16,550	385	(1,040)	957	16,852	97	111	-
Voya Short Term Bond Fund - Class R6	10,992	223	(8,417)	(3)	2,795	31	43	-
Voya SmallCap Opportunities Fund - Class R6	17,052	577	(291)	1,192	18,530	-	(29)	-
	$693,347	$54,320	$(56,448)	$22,392	$713,611	$1,882	$1,282	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.0%
972	iShares MSCI Emerging Markets Index Fund	$35,507	2.8
897	iShares Russell 1000 Value Index Fund	95,432	7.6
228	iShares Russell 2000 Value Index Fund	23,792	1.9
611	iShares Russell Midcap Growth Index Fund	59,615	4.8
84	SPDR S&P MidCap 400 Trust	23,947	1.9

	Total Exchange-Traded Funds
	(Cost $222,905)	238,293	19.0

MUTUAL FUNDS: 76.5%
	Affiliated Investment Companies: 57.9%
7,777	Voya Corporate Leaders ® 100 Fund - Class R6	143,399	11.6
2,436	Voya Floating Rate Fund - Class I	24,042	1.9
860	Voya Global Real Estate Fund - Class R6	17,979	1.4
2,997	Voya High Yield Bond Fund - Class R6	24,033	1.9
7,559	Voya Intermediate Bond Fund - Class R6	77,930	6.2
9,147	Voya International Core Fund - Class I	83,510	6.7
3,409	@ Voya Large-Cap Growth Fund - Class R6	119,523	9.6
4,801	Voya Multi-Manager Emerging Markets Equity Fund - Class I	47,673	3.8
7,964	Voya Multi-Manager International Equity Fund - Class I	83,625	6.7
5,566	Voya Multi-Manager Mid Cap Value Fund - Class I	59,613	4.8
806	Voya Real Estate Fund - Class R6	17,985	1.4
408	@ Voya SmallCap Opportunities Fund - Class R6	23,829	1.9
		723,141	57.9

	Unaffiliated Investment Companies: 18.6%
3,723	@ Credit Suisse Commodity Return Strategy Fund - Class I	17,794	1.4
3,506	TIAA-CREF International Equity Index Fund - Class I	59,811	4.8
6,336	TIAA-CREF S&P 500 Index Fund - Class I	155,289	12.4
		232,894	18.6

	Total Mutual Funds
	(Cost $907,029)	956,035	76.5

	Total Investments in Securities (Cost $1,129,934)	$1,194,328	95.5
	Assets in Excess of Other Liabilities	56,778	4.5
	Net Assets	$1,251,106	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,132,865.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,463
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$61,463

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$238,293	$–	$–	$238,293
Mutual Funds	956,035	–	–	956,035
Total Investments, at fair value	$1,194,328	$–	$–	$1,194,328

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$131,728	$7,427	$(753)	$4,997	$143,399	$-	$61	$-
Voya Floating Rate Fund - Class I	22,142	2,106	(314)	108	24,042	239	5	-
Voya Global Real Estate Fund - Class R6	16,277	1,331	(363)	734	17,979	123	22	-
Voya High Yield Bond Fund - Class I	33,083	492	(32,720)	(855)	-	340	22	-
Voya High Yield Bond Fund - Class R6	-	33,599	(10,736)	1,170	24,033	118	837	-
Voya Intermediate Bond Fund - Class R6	77,011	6,885	(7,354)	1,388	77,930	586	214	-
Voya International Core Fund - Class I	75,956	6,369	(424)	1,609	83,510	-	(72)	-
Voya Large-Cap Growth Fund - Class R6	112,000	5,390	(808)	2,941	119,523	-	381	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,591	3,865	(3,409)	4,626	47,673	-	432	-
Voya Multi-Manager International Equity Fund - Class I	76,274	6,753	(721)	1,319	83,625	-	(5)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	55,000	7,262	(4,419)	1,770	59,613	-	400	-
Voya Real Estate Fund - Class R6	16,537	1,542	(1,049)	955	17,985	97	112	-
Voya SmallCap Opportunities Fund - Class R6	22,524	2,156	(2,204)	1,353	23,829	-	203	-
	$681,123	$85,177	$(65,274)	$22,115	$723,141	$1,503	$2,612	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.9%
82	iShares Barclays 20+ Year Treasury Bond Fund	$11,469	0.9
986	iShares MSCI Emerging Markets Index Fund	36,019	2.9
1,005	iShares Russell 1000 Value Index Fund	106,922	8.7
238	iShares Russell 2000 Value Index Fund	24,835	2.0
678	iShares Russell Midcap Growth Index Fund	66,152	5.4
85	SPDR S&P MidCap 400 Trust	24,232	2.0

	Total Exchange-Traded Funds
	(Cost $249,704)	269,629	21.9

MUTUAL FUNDS: 75.5%
	Affiliated Investment Companies: 57.7%
7,833	Voya Corporate Leaders ® 100 Fund - Class R6	144,444	11.7
2,069	Voya Floating Rate Fund - Class I	20,419	1.7
845	Voya Global Real Estate Fund - Class R6	17,650	1.4
4,234	Voya Intermediate Bond Fund - Class R6	43,653	3.5
9,889	Voya International Core Fund - Class I	90,287	7.3
3,782	@ Voya Large-Cap Growth Fund - Class R6	132,592	10.7
5,085	Voya Multi-Manager Emerging Markets Equity Fund - Class I	50,493	4.1
9,802	Voya Multi-Manager International Equity Fund - Class I	102,925	8.3
6,322	Voya Multi-Manager Mid Cap Value Fund - Class I	67,709	5.5
780	Voya Real Estate Fund - Class R6	17,410	1.4
434	@ Voya SmallCap Opportunities Fund - Class R6	25,301	2.1
		712,883	57.7

	Unaffiliated Investment Companies: 17.8%
3,313	@ Credit Suisse Commodity Return Strategy Fund - Class I	15,835	1.3
3,555	TIAA-CREF International Equity Index Fund - Class I	60,644	4.9
5,832	TIAA-CREF S&P 500 Index Fund - Class I	142,936	11.6
		219,415	17.8

	Total Mutual Funds
	(Cost $880,685)	932,298	75.5

	Total Investments in Securities (Cost $1,130,389)	$1,201,927	97.4
	Assets in Excess of Other Liabilities	31,787	2.6
	Net Assets	$1,233,714	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,133,244.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,683
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$68,683

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$269,629	$–	$–	$269,629
Mutual Funds	932,298	–	–	932,298
Total Investments, at fair value	$1,201,927	$–	$–	$1,201,927

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$137,520	$1,628	$-	$5,296	$144,444	$-	$-	$-
Voya Floating Rate Fund - Class I	20,217	413	(308)	97	20,419	218	4	-
Voya Global Real Estate Fund - Class R6	16,985	297	(392)	760	17,650	128	30	-
Voya Intermediate Bond Fund - Class R6	48,816	992	(6,949)	794	43,653	355	198	-
Voya International Core Fund - Class I	84,933	3,621	-	1,733	90,287	-	-	-
Voya Large-Cap Growth Fund - Class R6	128,560	1,243	(711)	3,500	132,592	-	320	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,557	722	(79)	5,293	50,493	-	3	-
Voya Multi-Manager International Equity Fund - Class I	96,661	4,593	-	1,671	102,925	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	63,423	1,776	-	2,510	67,709	-	-	-
Voya Real Estate Fund - Class R6	17,255	271	(1,117)	1,001	17,410	101	115	-
Voya SmallCap Opportunities Fund - Class R6	23,613	452	(386)	1,622	25,301	-	5	-
	$682,540	$16,008	$(9,942)	$24,277	$712,883	$802	$675	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.3%
81	iShares Barclays 20+ Year Treasury Bond Fund	$11,329	0.9
975	iShares MSCI Emerging Markets Index Fund	35,617	2.9
990	iShares Russell 1000 Value Index Fund	105,326	8.4
234	iShares Russell 2000 Value Index Fund	24,418	2.0
668	iShares Russell Midcap Growth Index Fund	65,177	5.2
84	SPDR S&P MidCap 400 Trust	23,947	1.9

	Total Exchange-Traded Funds
	(Cost $246,288)	265,814	21.3

MUTUAL FUNDS: 75.8%
	Affiliated Investment Companies: 58.9%
8,566	Voya Corporate Leaders ® 100 Fund - Class R6	157,955	12.7
2,086	Voya Floating Rate Fund - Class I	20,593	1.7
851	Voya Global Real Estate Fund - Class R6	17,796	1.4
4,323	Voya Intermediate Bond Fund - Class R6	44,571	3.6
9,966	Voya International Core Fund - Class I	90,990	7.3
3,811	@ Voya Large-Cap Growth Fund - Class R6	133,605	10.7
5,192	Voya Multi-Manager Emerging Markets Equity Fund - Class I	51,556	4.1
9,878	Voya Multi-Manager International Equity Fund - Class I	103,716	8.3
6,558	Voya Multi-Manager Mid Cap Value Fund - Class I	70,237	5.6
787	Voya Real Estate Fund - Class R6	17,559	1.4
446	@ Voya SmallCap Opportunities Fund - Class R6	26,012	2.1
		734,590	58.9

	Unaffiliated Investment Companies: 16.9%
3,264	@ Credit Suisse Commodity Return Strategy Fund - Class I	15,601	1.3
3,582	TIAA-CREF International Equity Index Fund - Class I	61,111	4.9
5,450	TIAA-CREF S&P 500 Index Fund - Class I	133,577	10.7
		210,289	16.9

	Total Mutual Funds
	(Cost $894,606)	944,879	75.8

	Total Investments in Securities (Cost $1,140,894)	$1,210,693	97.1
	Assets in Excess of Other Liabilities	35,836	2.9
	Net Assets	$1,246,529	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,143,718.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$66,975
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$66,975

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$265,814	$–	$–	$265,814
Mutual Funds	944,879	–	–	944,879
Total Investments, at fair value	$1,210,693	$–	$–	$1,210,693

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$146,487	$5,798	$(8)	$5,678	$157,955	$-	$-	$-
Voya Floating Rate Fund - Class I	19,877	925	(305)	96	20,593	215	4	-
Voya Global Real Estate Fund - Class R6	16,700	737	(391)	750	17,796	126	29	-
Voya Intermediate Bond Fund - Class R6	47,944	2,690	(6,843)	780	44,571	350	195	-
Voya International Core Fund - Class I	83,488	5,773	(4)	1,733	90,990	-	-	-
Voya Large-Cap Growth Fund - Class R6	126,395	4,481	(726)	3,455	133,605	-	327	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,695	2,663	(30)	5,228	51,556	-	1	-
Voya Multi-Manager International Equity Fund - Class I	95,020	7,017	(4)	1,683	103,716	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	62,065	5,665	(6)	2,513	70,237	-	-	-
Voya Real Estate Fund - Class R6	16,966	711	(1,099)	981	17,559	100	117	-
Voya SmallCap Opportunities Fund - Class R6	23,108	1,629	(336)	1,611	26,012	-	6	-
	$681,745	$38,089	$(9,752)	$24,508	$734,590	$791	$679	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.5%
59	iShares Barclays 20+ Year Treasury Bond Fund	$8,252	0.7
952	iShares MSCI Emerging Markets Index Fund	34,777	3.0
1,023	iShares Russell 1000 Value Index Fund	108,836	9.2
230	iShares Russell 2000 Value Index Fund	24,001	2.1
654	iShares Russell Midcap Growth Index Fund	63,811	5.5
82	SPDR S&P MidCap 400 Trust	23,377	2.0

	Total Exchange-Traded Funds
	(Cost $243,707)	263,054	22.5

MUTUAL FUNDS: 76.4%
	Affiliated Investment Companies: 58.4%
8,164	Voya Corporate Leaders ® 100 Fund - Class R6	150,548	12.8
813	Voya Global Real Estate Fund - Class R6	16,984	1.5
4,067	Voya Intermediate Bond Fund - Class R6	41,930	3.6
9,516	Voya International Core Fund - Class I	86,884	7.4
3,805	@ Voya Large-Cap Growth Fund - Class R6	133,398	11.4
4,885	Voya Multi-Manager Emerging Markets Equity Fund - Class I	48,512	4.1
9,433	Voya Multi-Manager International Equity Fund - Class I	99,048	8.5
6,063	Voya Multi-Manager Mid Cap Value Fund - Class I	64,939	5.6
751	Voya Real Estate Fund - Class R6	16,751	1.4
416	@ Voya SmallCap Opportunities Fund - Class R6	24,293	2.1
		683,287	58.4

	Unaffiliated Investment Companies: 18.0%
3,196	@ Credit Suisse Commodity Return Strategy Fund - Class I	15,276	1.3
3,421	TIAA-CREF International Equity Index Fund - Class I	58,359	5.0
5,593	TIAA-CREF S&P 500 Index Fund - Class I	137,096	11.7
		210,731	18.0

	Total Mutual Funds
	(Cost $844,798)	894,018	76.4

	Total Investments in Securities (Cost $1,088,505)	$1,157,072	98.9
	Assets in Excess of Other Liabilities	12,388	1.1
	Net Assets	$1,169,460	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,090,573.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,629
Gross Unrealized Depreciation	(2,130)
Net Unrealized Appreciation	$66,499

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$263,054	$–	$–	$263,054
Mutual Funds	894,018	–	–	894,018
Total Investments, at fair value	$1,157,072	$–	$–	$1,157,072

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$144,380	$630	$-	$5,538	$150,548	$-	$-	$-
Voya Global Real Estate Fund - Class R6	16,451	186	(399)	746	16,984	124	17	-
Voya Intermediate Bond Fund - Class R6	47,284	573	(6,695)	768	41,930	343	191	-
Voya International Core Fund - Class I	82,255	2,962	-	1,667	86,884	-	-	-
Voya Large-Cap Growth Fund - Class R6	130,156	481	(757)	3,518	133,398	-	340	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,201	270	(67)	5,108	48,512	-	3	-
Voya Multi-Manager International Equity Fund - Class I	93,611	3,830	-	1,607	99,048	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	61,548	969	-	2,422	64,939	-	-	-
Voya Real Estate Fund - Class R6	16,712	160	(1,084)	963	16,751	98	115	-
Voya SmallCap Opportunities Fund - Class R6	22,910	167	(375)	1,591	24,293	-	(18)	-
	$658,508	$10,228	$(9,377)	$23,928	$683,287	$565	$648	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.7%
58	iShares Barclays 20+ Year Treasury Bond Fund	$8,113	0.7
924	iShares MSCI Emerging Markets Index Fund	33,754	3.0
993	iShares Russell 1000 Value Index Fund	105,645	9.4
223	iShares Russell 2000 Value Index Fund	23,270	2.1
635	iShares Russell Midcap Growth Index Fund	61,957	5.5
80	SPDR S&P MidCap 400 Trust	22,806	2.0

	Total Exchange-Traded Funds
	(Cost $236,689)	255,545	22.7

MUTUAL FUNDS: 77.0%
	Affiliated Investment Companies: 58.9%
7,913	Voya Corporate Leaders ® 100 Fund - Class R6	145,915	13.0
788	Voya Global Real Estate Fund - Class R6	16,462	1.5
3,940	Voya Intermediate Bond Fund - Class R6	40,618	3.6
9,225	Voya International Core Fund - Class I	84,221	7.5
3,688	@ Voya Large-Cap Growth Fund - Class R6	129,306	11.5
4,731	Voya Multi-Manager Emerging Markets Equity Fund - Class I	46,978	4.2
9,144	Voya Multi-Manager International Equity Fund - Class I	96,011	8.5
5,867	Voya Multi-Manager Mid Cap Value Fund - Class I	62,832	5.6
728	Voya Real Estate Fund - Class R6	16,237	1.4
403	@ Voya SmallCap Opportunities Fund - Class R6	23,515	2.1
		662,095	58.9

	Unaffiliated Investment Companies: 18.1%
3,102	@ Credit Suisse Commodity Return Strategy Fund - Class I	14,827	1.3
3,316	TIAA-CREF International Equity Index Fund - Class I	56,570	5.0
5,400	TIAA-CREF S&P 500 Index Fund - Class I	132,346	11.8
		203,743	18.1

	Total Mutual Funds
	(Cost $818,819)	865,838	77.0

	Total Investments in Securities (Cost $1,055,508)	$1,121,383	99.7
	Assets in Excess of Other Liabilities	2,988	0.3
	Net Assets	$1,124,371	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,055,766.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$65,617
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$65,617

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$255,545	$–	$–	$255,545
Mutual Funds	865,838	–	–	865,838
Total Investments, at fair value	$1,121,383	$–	$–	$1,121,383

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$140,056	$489	$-	$5,370	$145,915	$-	$-	$-
Voya Global Real Estate Fund - Class R6	15,966	159	(380)	717	16,462	120	23	-
Voya Intermediate Bond Fund - Class R6	45,839	474	(6,442)	747	40,618	332	183	-
Voya International Core Fund - Class I	79,825	2,778	-	1,618	84,221	-	-	-
Voya Large-Cap Growth Fund - Class R6	126,339	297	(1,068)	3,738	129,306	-	(1)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,777	247	-	4,954	46,978	-	-	-
Voya Multi-Manager International Equity Fund - Class I	90,848	3,606	-	1,557	96,011	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	59,340	1,139	-	2,353	62,832	-	-	-
Voya Real Estate Fund - Class R6	16,221	134	(1,052)	934	16,237	95	113	-
Voya SmallCap Opportunities Fund - Class R6	22,094	103	(203)	1,521	23,515	-	3	-
	$638,305	$9,426	$(9,145)	$23,509	$662,095	$547	$321	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 28, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2016